Transfer of financial assets (Tables)	12 Months Ended
Mar. 31, 2016
U.S. Subsidiary
Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Total trade receivables sold	247,863	50,400	—
Deferred proceeds	36,678	16,150	—
Collections of deferred proceeds	35,196	22,512	—

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Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2014, 2015 and 2016 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Total trade receivables sold	53,720	4,237	2,918
Deferred proceeds	22,188	4,237	2,918
Collections of deferred proceeds	—	—	2,298